Equity-Accounted Joint Ventures - Exmar LPG Joint Venture - Additional Information (Details) $ in Thousands	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	15	10
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 190,700	$ 189,600
Carrying value of guarantee liability	700	900
Difference between carrying amount and book value	8,400	10,000
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 187,860	$ 160,158
Number of vessels | vessel	18
Exmar LPG France
Schedule of Equity Method Investments [Line Items]
Principal amount outstanding on secured loan facilities and finance leases	$ 7,300
Number of vessels | vessel	6